Schedule I - Condensed Financial Information of Parent Company - Statements of Cash Flows (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2016	May 31, 2015	May 31, 2014
Cash flows from operating activities:
Net income	$ 224,884	$ 193,013	$ 215,704
Adjustments to reconcile net income to net cash provided by (used in) operating activities
Equity in earnings of subsidiaries	4,425	1,537	1,453
Share-based compensation expense	16,810	15,689	20,079
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(7,711)	(22,503)	(20,168)
Accrued expenses and other current liabilities	47,945	11,120	44,775
Amounts due from/to related parties	(1,887)	1,994	(1,097)
Net cash provided by (used in) operating activities	517,894	374,145	361,345
Cash flows from investing activities
Payment for available-for-sale investments	(78,764)	(26,076)	(16,076)
Proceed from investment withdrawn in Dajie.com	540
Net cash used in investing activities	(309,737)	(173,417)	(344,377)
Cash flows from financing activities:
Proceeds from issuance of common shares upon exercise of share options	2,176	11,332	21,849
Cash paid for shares repurchase		(59,420)	(21,487)
Cash paid for dividend	(62,668)		(54,476)
Net cash (used in) provided by financing activities	5,503	(44,297)	(54,114)
Net change in cash and cash equivalents	177,911	159,705	(45,573)
Cash and cash equivalents at beginning of year	531,298	371,593	417,166
Cash and cash equivalents at end of year	709,209	531,298	371,593
Parent Company [Member]
Cash flows from operating activities:
Net income	224,884	193,013	215,704
Adjustments to reconcile net income to net cash provided by (used in) operating activities
Equity in earnings of subsidiaries	(241,615)	(205,974)	(236,138)
Dividend received from subsidiaries	49,984		83,728
Share-based compensation expense	16,810	15,689	20,079
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	5,135	(2,613)	(2,958)
Accrued expenses and other current liabilities	(3,673)	(2,728)	4,988
Amounts due from/to related parties	(1,446)	(762)	(849)
Net cash provided by (used in) operating activities	50,079	(3,375)	84,554
Cash flows from investing activities
Investments in term deposits	(10,000)
Payment for available-for-sale investments	(9,500)	(10,300)	(16,076)
Proceed from investment withdrawn in Dajie.com	540
Loan to related parties	1,487	(6,423)
Repayment from related parties	8,512		15,500
Net cash used in investing activities	(8,961)	(16,723)	(576)
Cash flows from financing activities:
Proceeds from issuance of common shares upon exercise of share options	2,176	11,332	21,849
Loan from related party	8,610	75,060
Loan repayment to related party			(42,643)
Cash paid for shares repurchase		(59,420)	(21,487)
Cash paid for dividend	(62,668)		(54,476)
Net cash (used in) provided by financing activities	(51,882)	26,972	(96,757)
Net change in cash and cash equivalents	(10,764)	6,874	(12,779)
Cash and cash equivalents at beginning of year	22,748	15,874	28,653
Cash and cash equivalents at end of year	$ 11,984	$ 22,748	$ 15,874